Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding - Stock Options [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
0.015 Exercise [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.015
Number of options outstanding	35,000,000
Weighted Average remaining contractual life (years)	1 month 24 days
0.0131 Exercise Price [Member] 0.0131 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0131
Number of options outstanding	60,000,000
Weighted Average remaining contractual life (years)	0 years
0.013 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.013
Number of options outstanding	15,000,000
Weighted Average remaining contractual life (years)	0 years
0.0068 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0068
Number of options outstanding	367,000,000
Weighted Average remaining contractual life (years)	3 years 6 months 7 days
0.0053 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0053
Number of options outstanding	10,000,000
Weighted Average remaining contractual life (years)	1 month 13 days
0.0019 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0019
Number of options outstanding	258,233,332
Weighted Average remaining contractual life (years)	2 years 6 months 18 days
0.0018 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0018
Number of options outstanding	17,000,000
Weighted Average remaining contractual life (years)	2 years 11 months 4 days
0.017 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.017
Number of options outstanding	5,000,000
Weighted Average remaining contractual life (years)	4 years 1 month 20 days
0.0295 Exercise Price [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0295
Number of options outstanding	122,500,000
Weighted Average remaining contractual life (years)	2 years 7 months 2 days
Weighted Average [Member]
Stock Options and Warrants (Details) - Schedule of weighted average remaining contractual life of options outstanding [Line Items]
Number of options outstanding	889,733,332